Note 24 - Goodwill and Deferred Tax Liability (Details Textual)	Jun. 22, 2016 USD ($) $ / shares	May 11, 2016 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Nov. 08, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Goodwill at end of period					$ 7,681,003	$ 7,681,003
Deferred tax liabilities					1,000,427	$ 1,298,367
DenseLight [member]
Statement Line Items [Line Items]
Goodwill at end of period					$ 6,630,544
Discontinued operations [member]
Statement Line Items [Line Items]
Deferred tax liabilities				$ 707,687
Discontinued operations [member] | DenseLight [member]
Statement Line Items [Line Items]
Goodwill at end of period				6,630,544
Deferred tax liabilities				$ 707,687
DenseLight [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer		$ 10,500,000
Number of instruments or interests issued or issuable		13,611,150
Weighted average share price (in dollars per share) | $ / shares		$ 0.7714
BB Photonics [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer	$ 1,550,000
Number of instruments or interests issued or issuable	1,996,090
Weighted average share price (in dollars per share) | $ / shares	$ 0.777